EARNINGS PER SHARE.	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE.
10.	EARNINGS PER SHARE.

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended September 30, 2019
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(27,326)
Less: Preferred stock dividends	(319)
Basic and diluted loss per share:
Loss available to common stockholders	$(27,645)	47,777	$(0.58)

	Three Months Ended September 30, 2018
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(7,514)
Less: Preferred stock dividends	(319)
Basic and diluted loss per share:
Loss available to common stockholders	$(7,833)	43,299	$(0.18)

	Nine Months Ended September 30, 2019
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(47,862)
Less: Preferred stock dividends	(946)
Basic and diluted loss per share:
Loss available to common stockholders	$(48,808)	47,030	$(1.04)

	Nine Months Ended September 30, 2018
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol, Inc.	$(28,263)
Less: Preferred stock dividends	(946)
Basic and diluted loss per share:
Loss available to common stockholders	$(29,209)	43,171	$(0.68)

There were an aggregate of 635,000 potentially dilutive weighted-average shares from convertible securities outstanding for the three and nine months ended September 30, 2019. There were an aggregate of 425,000 and 635,000 potentially dilutive weighted-average shares from convertible securities outstanding for the three and nine months ended September 30, 2018, respectively. These convertible securities were not considered in calculating diluted net loss per share, as their effect would have been anti-dilutive.